Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segments [Abstract]
Summarized Segment Financial Information

Summarized financial information concerning CTS’ reportable segments for the years ended December 31, 2012, 2011, and 2010 is shown in the following table:

($ in thousands)	Components and Sensors	EMS	Total
2012
Net sales to external customers	$304,481	$272,437	$576,918
Segment operating earnings before corporate and shared services charges	$42,611	$16,342	$58,953
Corporate and shared services charges	(16,483)	(7,246)	(23,729)
Segment operating earnings(1)	$26,128	$9,096	$35,224
Total assets	$443,271	$117,905	$561,176
Depreciation and amortization	13,542	6,073	19,615
Capital expenditures	10,884	2,580	13,464
Capital expenditure to replace property damaged in casualties	—	2,859	2,859

2011
Net sales to external customers	$279,857	$308,649	$588,506
Segment operating earnings before corporate and shared services charges	$36,595	$13,682	$50,277
Corporate and shared services charges	(15,239)	(6,660)	(21,899)
Segment operating earnings(2)	$21,356	$7,022	$28,378
Total assets	$329,624	$151,191	$480,815
Depreciation and amortization	12,077	5,471	17,548
Capital expenditures	9,919	5,655	15,574
Capital expenditure to replace property damaged in casualties	—	4,733	4,733

2010
Net sales to external customers	$282,860	$269,781	$552,641
Segment operating earnings before corporate and shared services charges	$48,014	$5,929	$53,943
Corporate and shared services charges	(16,661)	(7,742)	(24,403)
Segment operating earnings/(loss)/	$31,353	$(1,813)	$29,540
Total assets	$335,719	$146,865	$482,584
Depreciation and amortization	11,633	5,932	17,565
Capital expenditures	11,091	2,180	13,271

(1)	Components and Sensors segment’s operating earnings of $26,128 includes $10,334 of gain on sale-leaseback recorded at a foreign location. EMS segment’s operating earnings of $9,096 includes $1,769 of insurance recovery for property damage related to the flood at CTS Thailand’s manufacturing facility.

(2)	EMS segment’s operating earnings of $7,022 include $6,067 of insurance recovery for property damage related to the fire at CTS Scotland’s manufacturing facility.

Reconciling information between reportable segments' operating earnings before income taxes

Reconciling information between reportable segments’ operating earnings and CTS’ consolidated earnings before income taxes is shown in the following table:

	Year ended December 31,
($ in thousands)	2012	2011	2010
Total segment operating earnings	$35,224	$28,378	$29,540
Restructuring and restructuring-related charges — Components and Sensors	(4,501)	(2,649)	(1,010)
Restructuring and restructuring-related charges — EMS	(4,035)	(489)	(687)
Interest expense	(2,564)	(2,119)	(1,074)
Interest income	1,725	1,257	385
Other income	1,093	1,959	872

Earnings before income taxes	$26,942	$26,337	$28,026

Financial information relating to operations by geographic area

Financial information relating to CTS’ operations by geographic area was as follows:

	Year ended December 31,
($ in thousands)	2012	2011	2010
Net Sales
United States	$361,307	$367,971	$310,569
Singapore	14,458	15,195	19,365
United Kingdom	43,268	43,688	38,707
China	74,148	79,663	86,487
Canada	39,186	34,094	45,097
Czech Republic	20,213	26,014	28,743
Other non-U.S.	24,338	21,881	23,673

Consolidated net sales	$576,918	$588,506	$552,641

Financial information relating to long lived assets by geographic area

Sales are attributed to countries based upon the origin of the sale.

	Year ended December 31,
($ in thousands)	2012	2011	2010
Long-Lived Assets
United States	$45,957	$30,363	$28,838
China	34,615	34,904	34,832
United Kingdom	2,669	7,153	5,028
Singapore	1,111	3,877	3,630
Canada	563	605	948
Taiwan	1,764	2,105	2,339
Thailand	5,839	3,625	2,219
Switzerland	714	1,721	—
Other non-U.S	493	507	379

Consolidated long-lived assets	$93,725	$84,860	$78,213